SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS

35.	SUBSEQUENT EVENTS

▪	Issuance and Repurchase of Bonds

In February 2022 the Company issued Bonds through its subsidiary CSN Resources S.A., in the amount of US$500 million, with a single maturity in 10 years and annual rate of 5.875%. In addition, the company also made a tender offer to repurchase its Bonds (tender Offer) with maturity in 2026 and annual rate of 7.625% in the amount of US$300 million.

▪	Increase in capital stock

The Board of Directors, in a meeting held on March 9, 2022, approved the capitalization of part of the statutory reserve in the amount of R$4,200 million, without changing the number of shares, increasing the Company's capital stock to R$10,240 million.

▪	Debentures Issuance

On January 20, 2022, CSN Cimentos, a subsidiary of the Company, signed an indenture to issue 1,200,000 (one million, two hundred thousand) of unsecured non-convertible debentures. The debentures were issue on February 15, 2022, with a 10-year maturity.

These debentures were privately subscribed by Virgo Companhia de Securitização, to be used as collateral for an issue of CRI - Real Estate Receivables Certificates, with settlement amount of R$ 1.2 billion.

▪	Borrowings

On February 8, 2022, CSN Cimentos S.A. signed a financing contract with BNP Paribas to raise US$115 million to finance the Company's future obligations. This financing is scheduled to mature on June 10, 2027.

▪	Dividend approval

On April 29, 2022, the Company approved, at the Annual Shareholders' Meeting, the distribution of the remainder mandatory minimum dividends, in the amount of R$904 million to be paid by December 31, 2022.

On April 29, 2022, the subsidiary CSN Mineração approved, at the Annual Shareholders' Meeting, the distribution of additional dividends in the amount of R$2,520 million to be paid by December 31, 2022.

▪	Acquisition of Metalgráfica

On November 23, 2021, the Company, as an investor, the controlling shareholders of Metalgráfica Iguaçu S.A. ("Metalgráfica"), and Metalgráfica, as an anuent intervener, concluded the Investment and Other Covenants Agreement, through which the parties agreed to promote the combination of the operations of both companies by incorporating all shares issued by Metalgráfica by CSN, according to the exchange relationship to be defined in accordance with the Law of the S.A. and the regulation of the CVM.

This operation will increase the competitiveness of CSN's metal packaging business and strengthen our national chain, especially in relation to replacement packaging. On April 25, 2022, CADE approved the acquisition of Metalgráfica Iguaçu by CSN.

▪	Usiminas’ Shares

The Usiminas’ shares classified as financial investments (see note 4) are exposed to changes in the share price due to the securities adopted at fair value through profit or loss according to quotations on the Stock Exchange. On Mai 13, 2022, common and preferred shares depreciated in the global amount of R$746 million since the balance sheet closing date.

▪	Acquisition of Santa Ana Energética S.A. and Topázio Energética S.A.

On April 8, 2022, CSN Cimentos together with CSN Energia S.A. ("CSN Energia"), also controlled by CSN, as buyers, concluded with Brookfield Americas Infrastructure (Brazil Power) Fundo de Investimento em Participações Multiestratégia, an equity investment fund managed by Brookfield Brasil Asset Management Investimentos Ltda., as a seller, the Contract for the Purchase and Sale of Shares for the acquisition of 100% of the shares issued by Santa Ana Energética S.A., concession holder for exploration of the Hydroelectric Power Plant of Santa Ana, as well as Topázio Energética S.A., and, indirectly, of Brasil Central Energia Ltda., subsidiary of Topázio, concession holder for exploration of the Hydroelectric Power Plant of Sacre II, having the Company as guarantor of the obligations undertaken by CSN Cimentos and by CSN Energia.

The closure of the operation is subject, among other suspensive conditions, to the approval by the competition and regulatory authorities.